Vanguard Cash Reserves Federal Money Market Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	2.54%	1.79%
U.S. Government Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	2.15%	1.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.24%	2.48%	1.84%